Putnam
New
Opportunities
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

12-31-00

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

We would be less than candid if we did not acknowledge the concerns of many shareholders over the stock market's performance during the latter half of 2000. Indeed, some time may have to pass before equity investors can look back comfortably over the period.

The market sectors in which your fund's management team sees the strongest long-term growth potential also happened to be those most affected by market volatility. Inevitably, then, Putnam New
Opportunities Fund's results reflect the market's turbulence during the period that represents the first half of its current fiscal year.

Although the market environment had calmed somewhat as this report was being prepared, we may still be in for a bit more uncertainty. However, investor perceptions are known for their tendency to turn on a dime, and we believe that at some point in the months ahead, the soft landing Dr. Greenspan has engineered will come to pass. Meanwhile, investors with long time horizons can use the current retreat as an opportunity to add shares to their investment programs at lower prices.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
February 20, 2001

REPORT FROM FUND MANAGEMENT

Daniel L. Miller
Jeffrey R. Lindsey

Emerging signs of an economic slowdown and uncertainty about its magnitude reduced investors' appetites for the types of stocks in which Putnam New Opportunities Fund invests. This skittishness about the fast-growing sectors that the fund favors -- especially technology, communications services, and media -- hurt the fund's returns during the semiannual period ended December 31, 2000. In spite of the short-term difficulties encountered by the fund during this reporting period, we feel confident that longer-term trends should reward our investment approach, just as they have over most of the fund's life.

Total return for 6 months ended 12/31/00

      Class A           Class B           Class C           Class M
    NAV     POP      NAV    CDSC       NAV     CDSC      NAV      POP
------------------------------------------------------------------------
  -30.47%  -34.46%  -30.69%  -33.68%  -30.73%  -31.33%  -30.64%  -33.07%
------------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* ECONOMIC SHIFT SPARKED DOWNTURN IN TECHNOLOGY

At the beginning of the period, the U.S. economy was continuing the strong growth it had exhibited for some time. Both consumer and business spending on technology remained robust. By the end of 2000, however, it was evident that the pace of economic growth was tapering off. The slowdown reflected the Federal Reserve Board's interest-rate increases, implemented in an attempt to prevent torrid economic growth from setting off runaway inflation. Many investors became concerned about the possibility of a recession. Business technology budgets moderated, and technology valuations compressed as investors were no longer willing to pay as much as they had during the sector's heyday in late 1999 and early 2000.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Software                         13.0%

Communications
equipment                        12.0%

Media                            10.9%

Semiconductors                    8.1%

Pharmaceuticals                   6.8%

Footnote reads:
*Based on net assets as of 12/31/00. Holdings will vary over time.


Consequently, investors' favor shifted toward stocks considered to be safe havens in times of economic uncertainty, as well as toward those that might benefit from a momentary window of opportunity. Health-care stocks in general, and pharmaceutical companies in particular, performed well because typically they offer steady, though not dynamic, earnings growth. Consumer staples benefited for the same reason. In addition, the energy sector performed quite well because constrained supply and consistently strong demand forced oil and natural gas prices higher.

* FUND REMAINED FOCUSED ON HIGH-GROWTH AREAS

In spite of the technology sector downdraft, the fund remained focused on those areas of the economy that we believe offer the best long-term growth potential. Technology continues to be an important part of the fund and we believe it will continue to be a factor in the long-term growth of the U.S. economy. While our focus within technology included both small and large companies, we tended to favor areas that offered the potential for sustained growth, including companies offering data storage, transaction security, fiber optical components, and semiconductors for communications equipment.

We avoided more competitive segments of the tech market such as traditional semiconductor manufacturers and personal computer firms. Even though the fund benefited from some of its technology stock selections, a number of them struggled in the past six months, including fiber optic company JDS Uniphase Corp. and transaction security firm VeriSign, Inc. Both companies continued to do well, but their stocks were unfairly punished in response to broad market declines.

Although they had positive fundamentals, the fund's communications services investments, including Metromedia Fiber Network and Global Crossing, Ltd., also fared poorly over the short term. While we remained optimistic about the sector's long-term prospects, we trimmed the fund's investments in second- or third-tier communications services companies.

"We believe we may have neared the market's low point, and sentiment toward high-growth stocks may begin to turn positive again."

-- Daniel L. Miller, portfolio manager


In the media sector, fund holdings Clear Channel Communications, Inc., and Viacom, Inc., struggled as advertising spending by Internet companies declined dramatically. The fund's reduced emphasis on health-care and energy stocks also hurt short-term performance. In the health-care sector, concerns lingered about the impact of the regulatory environment and government reimbursement programs on stock performance. In addition, many companies in the health-care and energy sectors did not meet the fund's criteria for high growth rates.

Within a challenging investment environment for the fund, some of our stock selections did provide positive performance, including Comverse Technology, Inc., which provides messaging systems to both wireless and wireline carriers. While this holding, along with others discussed in this report, was viewed favorably at the end of the period, all portfolio holdings are subject to review and adjustment in accordance with the fund's strategy and may vary in the future.

* POSITIVE SIGNS FOR FISCAL YEAR'S SECOND HALF

Investors should note that periods of market uncertainty can lead to weak short-term performance for any fund. However, we remain committed to our belief that over the long term, our concentration on sectors offering growth rates that are higher than the market average provides dynamic possibilities. That said, the market could continue to respond to uncertainty about the direction of the economy and its resulting effect on corporate profits. The market tends to be anticipatory, and the struggles of the past 10 months were a reflection of expected slowdowns resulting from Fed rate increases.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

General Electric Co.
Conglomerate

VERITAS Software Corp.
Software

Clear Channel Communications, Inc.
Media

Cisco Systems, Inc.
Communications equipment

Pfizer, Inc.
Pharmaceuticals

Viacom, Inc.
Media

Comverse Technology, Inc.
Communications equipment

Tyco International, Ltd.
Conglomerate

Maxim Integrated Products, Inc.
Semiconductors

Applied Micro Circuits Corp.
Semiconductors

Footnote reads:
These holdings represent 22.8% of the fund's net assets as of 12/31/00. Portfolio holdings will vary over time.


Signs now point to an improving backdrop in which the Fed could be the most important factor. It appears the central bank will respond aggressively to avoid an abrupt economic slowdown. Valuations are back in line with historical averages. In addition, we are observing signs that historically have indicated a market bottom. These include record levels of investors who are short-selling, or betting that stocks will decline. Equity mutual funds are carrying very high cash balances, and the initial public offering (IPO) market has all but disappeared. For these reasons, we are optimistic that we may have neared the market's low point and that sentiment toward high-growth stocks may begin to turn positive again. As always, the fund will retain its focus on sectors offering considerable long-term growth prospects.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 12/31/00, there is no guarantee the fund will continue to hold these securities in the future. The fund invests all or a portion of its assets in small or midsize companies. Such investments increase the risk of greater price fluctuations.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam New Opportunities Fund is designed for investors seeking long-term capital appreciation primarily through common stock investments in companies in economic sectors with above-average long-term growth potential.

TOTAL RETURN FOR PERIODS ENDED 12/31/00

                     Class A         Class B         Class C         Class M
(inception dates)   (8/31/90)       (3/1/93)        (7/26/99)       (12/1/94)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months        -30.47% -34.46% -30.69% -33.68% -30.73% -31.33% -30.64% -33.07%
------------------------------------------------------------------------------
1 year          -26.14  -30.38  -26.60  -29.77  -26.69  -27.32  -26.51  -29.09
------------------------------------------------------------------------------
5 years         111.70   99.55  104.53  102.53  103.92  103.92  106.45   99.25
Annual average   16.18   14.82   15.39   15.16   15.32   15.32   15.60   14.78
------------------------------------------------------------------------------
10 years        793.29  742.22  730.39  730.39  728.93  728.93  748.44  718.61
Annual average   24.48   23.75   23.57   23.57   23.55   23.55   23.84   23.40
------------------------------------------------------------------------------
Annual average
(life of fund)   24.82   24.10   23.90   23.90   23.89   23.89   24.16   23.73
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 12/31/00

                                           Russell Midcap     Consumer
                                            Growth Index     price index
---------------------------------------------------------------------------
6 months                                       -21.31%          1.22%
---------------------------------------------------------------------------
1 year                                         -11.75           3.38
---------------------------------------------------------------------------
5 years                                        126.55          13.24
Annual average                                  17.76           2.52
---------------------------------------------------------------------------
10 years                                       427.78          30.42
Annual average                                  18.10           2.69
---------------------------------------------------------------------------
Annual average
(life of fund)                                  18.11           2.77
---------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflect an expense limitation currently or previously in effect, without which total returns would have been lower.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 12/31/00

                          Class A       Class B       Class C      Class M
------------------------------------------------------------------------------
Distributions (number)       1             1             1            1
------------------------------------------------------------------------------
Income                       --            --            --           --
------------------------------------------------------------------------------
Capital gains
  Long-term               $6.405        $6.405        $6.405       $6.405
------------------------------------------------------------------------------
  Short-term               3.052         3.052         3.052        3.052
------------------------------------------------------------------------------
  Total                   $9.457        $9.457        $9.457       $9.457
------------------------------------------------------------------------------
Share value:            NAV     POP       NAV           NAV      NAV     POP
------------------------------------------------------------------------------
6/30/00                $96.61 $102.50   $91.07        $95.94    $93.63  $97.03
------------------------------------------------------------------------------
12/31/00                58.62   62.20    54.57         57.91     56.39   58.44
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Russell Midcap Growth Index measures the performance of Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
December 31, 2000 (Unaudited)

COMMON STOCKS (96.1%) (a)
NUMBER OF SHARES                                                                                              VALUE
Airlines (0.8%)
-------------------------------------------------------------------------------------------------------------------
          3,585,000 Ryanair Holdings, PLC ADR (Ireland) (NON)                                       $   199,639,688

Banking (2.2%)
-------------------------------------------------------------------------------------------------------------------
          3,746,100 Bank of New York Company, Inc.                                                      206,737,819
          1,085,000 Fifth Third Bancorp                                                                  64,828,750
          3,290,520 National Commerce Bancorporation                                                     81,440,370
          2,780,000 TCF Financial Corp.                                                                 123,883,750
          1,602,900 Zions Bancorp                                                                       100,081,069
                                                                                                      -------------
                                                                                                        576,971,758

Beverage (0.4%)
-------------------------------------------------------------------------------------------------------------------
          1,869,700 PepsiCo, Inc.                                                                        92,667,006

Biotechnology (5.1%)
-------------------------------------------------------------------------------------------------------------------
          3,138,700 Amgen, Inc. (NON)                                                                   200,680,631
          1,715,000 Cephalon, Inc. (NON)                                                                108,580,938
            727,900 Enzon, Inc. (NON)                                                                    45,175,294
          3,584,600 Genentech, Inc. (NON)                                                               292,144,900
          4,726,400 Immunex Corp. (NON)                                                                 192,010,000
          4,234,700 Medimmune, Inc. (NON)                                                               201,942,256
          1,240,000 Millennium Pharmaceuticals, Inc. (NON)                                               76,725,000
          2,455,000 Sepracor, Inc. (NON)                                                                196,706,875
          1,155,000 Transkaryotic Therapies, Inc. (Malaysia) (NON) (AFF)                                 42,085,313
                                                                                                      -------------
                                                                                                      1,356,051,207

Commercial and Consumer Services (1.5%)
-------------------------------------------------------------------------------------------------------------------
          1,480,000 CDW Computer Centers, Inc. (NON)                                                     41,255,000
          1,507,700 Cintas Corp.                                                                         80,190,794
          1,695,000 HomeStore.com, Inc. (NON)                                                            34,111,875
            542,300 Macrovision Corp. (NON)                                                              40,138,673
          1,955,000 SmartForce PLC ADR (Ireland) (NON)                                                   73,434,688
          2,390,000 TMP Worldwide, Inc. (NON)                                                           131,450,000
                                                                                                      -------------
                                                                                                        400,581,030

Communications Equipment (12.0%)
-------------------------------------------------------------------------------------------------------------------
          8,204,920 ADC Telecommunications, Inc. (NON)                                                  148,714,175
          4,559,028 Brocade Communications Systems (NON)                                                418,575,758
         16,277,600 Cisco Systems, Inc. (NON) (SEG)                                                     622,618,200
          4,981,000 Comverse Technology, Inc. (NON)                                                     541,061,125
          1,738,600 Corning, Inc.                                                                        91,819,813
          1,885,000 Efficient Networks, Inc. (NON)                                                       26,861,250
          1,127,100 Emulex Corp. (NON)                                                                   90,097,556
          1,730,000 Extreme Networks, Inc. (NON)                                                         67,686,250
            920,000 Inrange Technologies Corp. (NON)                                                     15,582,500
          2,601,800 Juniper Networks, Inc. (NON)                                                        327,989,413
          3,659,500 Nokia OYJ ADR (Finland)                                                             159,188,250
            235,900 Polycom, Inc. (NON)                                                                   7,593,031
          1,830,000 QLogic Corp. (NON)                                                                  140,910,000
          3,170,000 QUALCOMM, Inc. (NON)                                                                260,534,375
          2,332,000 Redback Networks, Inc. (NON)                                                         95,612,000
          1,690,000 Scientific-Atlanta, Inc.                                                             55,030,625
          3,490,000 Sonus Networks, Inc. (NON)                                                           88,122,500
                                                                                                      -------------
                                                                                                      3,157,996,821

Computers-Hardware (2.6%)
-------------------------------------------------------------------------------------------------------------------
          5,623,100 EMC Corp. (NON)                                                                     373,936,150
          2,403,200 Network Appliance, Inc. (NON)                                                       154,255,400
          5,303,800 Sun Microsystems, Inc. (NON)                                                        147,843,425
                                                                                                      -------------
                                                                                                        676,034,975

Computers-Software and Services (2.4%)
-------------------------------------------------------------------------------------------------------------------
          1,885,000 Checkfree Corp. (NON)                                                                80,112,500
          1,470,000 Digex, Inc. (NON)                                                                    33,075,000
            863,000 Internet Security Systems, Inc. (NON)                                                67,691,563
          1,364,400 Proxicom, Inc. (NON)                                                                  5,628,150
          4,997,800 VeriSign, Inc. (NON)                                                                370,774,288
          1,750,000 Wireless Facilities, Inc. (NON)                                                      63,437,500
                                                                                                      -------------
                                                                                                        620,719,001

Conglomerates (5.1%)
-------------------------------------------------------------------------------------------------------------------
         17,734,600 General Electric Co. (SEG)                                                          850,152,388
          9,093,000 Tyco International, Ltd.                                                            504,661,500
                                                                                                      -------------
                                                                                                      1,354,813,888

Consumer Finance (0.3%)
-------------------------------------------------------------------------------------------------------------------
          1,386,700 Capital One Financial Corp.                                                          91,262,194

Electronics (4.2%)
-------------------------------------------------------------------------------------------------------------------
          1,290,000 Avanex Corp. (NON)                                                                   76,835,625
          3,410,000 Celestica, Inc. (Canada) (NON)                                                      184,992,500
          4,060,000 Finisar Corp. (NON)                                                                 117,740,000
          3,410,000 Flextronics International, Ltd. (NON)                                                97,185,000
          4,970,000 Jabil Circuit, Inc. (NON)                                                           126,113,750
          2,413,200 JDS Uniphase Corp. (NON)                                                            100,600,275
          2,385,000 Sanmina Corp. (NON)                                                                 182,750,625
            870,000 SCI Systems, Inc. (NON)                                                              22,946,250
          1,293,600 SDL, Inc. (NON)                                                                     191,695,350
                                                                                                      -------------
                                                                                                      1,100,859,375

Financial (0.8%)
-------------------------------------------------------------------------------------------------------------------
          5,070,000 Intuit, Inc. (NON)                                                                  199,948,125

Health Care Services (0.7%)
-------------------------------------------------------------------------------------------------------------------
            661,900 Cardinal Health, Inc.                                                                65,941,788
          1,781,000 United Health Group Inc.                                                            109,308,875
                                                                                                      -------------
                                                                                                        175,250,663

Insurance (1.0%)
-------------------------------------------------------------------------------------------------------------------
          2,676,300 American International Group, Inc.                                                  263,782,819

Investment Banking/Brokerage (1.8%)
-------------------------------------------------------------------------------------------------------------------
          2,615,100 Morgan Stanley, Dean Witter, Discover and Co.                                       207,246,675
          9,416,350 Schwab (Charles) Corp.                                                              267,188,931
                                                                                                      -------------
                                                                                                        474,435,606

Lodging/Tourism (0.3%)
-------------------------------------------------------------------------------------------------------------------
          1,440,800 Four Seasons Hotels, Inc. (Canada)                                                   91,670,900

Media (10.9%)
-------------------------------------------------------------------------------------------------------------------
          3,150,400 America Online, Inc. (NON)                                                          109,633,920
         21,492,662 AT&T Corp. - Liberty Media Group Class A (NON)                                      291,494,228
          2,668,000 Citadel Communications Corp. (NON) (AFF)                                             32,016,000
         14,191,636 Clear Channel Communications, Inc. (NON)                                            687,407,369
          3,060,500 Echostar Communications Corp. Class A (NON)                                          69,626,375
          1,965,000 Entercom Communications Corp. (NON)                                                  67,669,688
          3,349,000 Hispanic Broadcasting Corp. (NON)                                                    85,399,500
         16,221,800 Infinity Broadcasting Corp. Class A (NON)                                           453,196,538
          3,117,000 Lamar Advertising Co. (NON)                                                         120,296,719
          3,203,900 Time Warner, Inc.                                                                   167,371,736
          2,958,000 Univision Communications, Inc. Class A (NON)                                        121,093,125
         12,077,178 Viacom, Inc. Class B (NON)                                                          564,608,072
          5,225,000 WestWood One, Inc. (NON)                                                            100,907,813
                                                                                                      -------------
                                                                                                      2,870,721,083

Medical Technology (4.3%)
-------------------------------------------------------------------------------------------------------------------
            606,300 Allergan, Inc.                                                                       58,697,419
          6,140,000 Apogent Technologies, Inc. (NON) (AFF)                                              125,870,000
          4,182,500 Applera Corp-Applied Biosystems Group                                               393,416,406
            187,000 Invitrogen Corp. (NON)                                                               16,152,125
            855,900 Invitrogen Corp. (acquired 11/15/00,
                    cost $51,534,000) (NON) (RES)                                                        66,535,526
          3,164,700 Medtronic, Inc.                                                                     191,068,763
          1,795,663 Sybron Dental Specialties, Inc. (NON) (AFF)                                          30,301,813
          3,140,000 Waters Corp. (NON)                                                                  262,190,000
                                                                                                      -------------
                                                                                                      1,144,232,052

Pharmaceuticals (6.8%)
-------------------------------------------------------------------------------------------------------------------
          3,016,200 Alza Corp. (NON)                                                                    128,188,500
          2,545,200 Biovail Corporation (Canada) (NON)                                                   98,855,568
                900 Elan Corp. PLC ADR (Ireland) (NON)                                                       42,131
          1,555,000 IVAX Corp. (NON)                                                                     59,556,500
          1,130,000 King Pharmaceuticals, Inc. (NON)                                                     58,406,875
          2,439,400 Lilly (Eli) & Co.                                                                   227,016,663
          1,100,000 Medicis Pharmaceutical Corp. Class A (NON)                                           65,037,500
          1,712,400 Merck & Co., Inc.                                                                   160,323,450
         13,142,300 Pfizer, Inc.                                                                        604,545,800
          3,544,500 Pharmacia Corp.                                                                     216,214,500
          1,071,600 Schering-Plough Corp.                                                                60,813,300
          2,390,000 Shire Pharmaceuticals Group PLC ADR
                    (United Kingdom) (NON)                                                              110,089,375
                                                                                                      -------------
                                                                                                      1,789,090,162

Power Producers (1.7%)
-------------------------------------------------------------------------------------------------------------------
          8,272,000 Calpine Corp. (NON)                                                                 372,757,000
          2,232,000 Southern Energy, Inc. (NON)                                                          63,193,500
                                                                                                      -------------
                                                                                                        435,950,500

Retail (3.6%)
-------------------------------------------------------------------------------------------------------------------
         16,254,000 Bed Bath & Beyond, Inc. (NON) (AFF)                                                 363,683,250
          5,032,500 Dollar Tree Stores, Inc. (NON)                                                      123,296,250
          4,722,000 Kohls Corp. (NON)                                                                   288,042,000
          2,278,600 Wal-Mart Stores, Inc.                                                               121,050,625
          1,045,900 Whole Foods Market, Inc. (NON)                                                       63,930,638
                                                                                                      -------------
                                                                                                        960,002,763

Semiconductors (8.1%)
-------------------------------------------------------------------------------------------------------------------
          3,850,000 Altera Corp. (NON)                                                                  101,303,125
          6,096,300 Applied Micro Circuits Corp. (NON)                                                  457,508,264
          2,235,800 Galileo Technology, Ltd. (Israel) (NON) (AFF)                                        30,183,300
          1,480,000 GlobeSpan, Inc. (NON)                                                                40,700,000
          5,688,900 Intel Corp.                                                                         171,022,556
          2,277,000 Intersil Holding Corp. (NON) (AFF)                                                   52,228,688
            272,900 JNI Corp. (NON)                                                                       6,191,419
          6,746,000 Linear Technology Corp.                                                             312,002,500
          2,502,800 Marvell Technology Group Ltd. (NON)                                                  54,905,175
          9,614,000 Maxim Integrated Products, Inc. (NON)                                               459,669,375
          1,788,800 Micrel, Inc. (NON)                                                                   60,260,200
          2,095,000 Microchip Technology, Inc. (NON)                                                     45,959,063
          1,609,300 PMC - Sierra, Inc. (NON)                                                            126,531,213
          1,200,000 Semtech Corp. (NON)                                                                  26,475,000
            850,000 Transmeta Corp. (NON)                                                                19,975,000
          3,825,300 Xilinx, Inc. (NON)                                                                  176,441,963
                                                                                                      -------------
                                                                                                      2,141,356,841

Semiconductor Production Equipment (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,432,000 ASM Lithography Holding NV (Netherlands) (NON)                                       32,309,500
            307,200 LAM Research Corp. (NON)                                                              4,454,400
                                                                                                      -------------
                                                                                                         36,763,900

Software (13.0%)
-------------------------------------------------------------------------------------------------------------------
            894,734 Agile Software Corp. (NON)                                                           44,177,491
          3,018,430 Amdocs Ltd. (NON)                                                                   199,970,988
          1,070,000 Ariba, Inc. (NON)                                                                    57,378,750
          1,225,000 Art Technology Group, Inc. (NON)                                                     37,439,063
          3,794,600 BEA Systems, Inc. (NON)                                                             255,424,013
          1,035,000 Check Point Software Technologies, Ltd. (Israel) (NON)                              138,237,188
          3,035,000 Critical Path, Inc. 144A (NON)                                                       93,326,250
            862,200 E.piphany, Inc. (NON)                                                                46,504,913
          3,302,600 Electronic Arts, Inc. (NON)                                                         140,773,325
          4,276,200 i2 Technologies, Inc. (NON)                                                         232,518,375
            763,212 Informatica Corp. (NON)                                                              30,194,575
          2,337,100 Macromedia, Inc. (NON)                                                              141,978,825
          2,680,000 Micromuse, Inc. (NON)                                                               161,763,125
          5,913,700 Microsoft Corp. (NON)                                                               256,506,738
          2,324,495 Openwave Systems, Inc. (NON)                                                        111,430,479
          2,104,300 Oracle Corp. (NON)                                                                   61,156,219
          9,150,000 Parametric Technology Corp. (NON)                                                   122,953,125
          2,024,800 Peregrine Systems, Inc. (NON)                                                        39,989,800
          2,499,600 Portal Software, Inc. (NON)                                                          19,606,238
          1,050,600 Retek, Inc. (NON)                                                                    25,608,375
          3,354,600 Siebel Systems, Inc. (NON)                                                          226,854,825
          8,303,800 VERITAS Software Corp. (NON)                                                        726,582,500
          6,420,000 Vignette Corp. (NON)                                                                115,560,000
          2,055,200 Vitria Technology, Inc. (NON)                                                        15,927,800
          1,265,100 webMethods, Inc. (NON)                                                              112,514,831
                                                                                                      -------------
                                                                                                      3,414,377,811

Telecommunications (6.4%)
-------------------------------------------------------------------------------------------------------------------
            435,000 Aether Systems, Inc. (NON)                                                           17,019,375
          3,225,400 Allegiance Telecom, Inc. (NON)                                                       71,815,547
          6,333,900 Asia Global Crossing Ltd. (NON)                                                      41,566,219
          2,885,000 Carrier 1 Intl. S.A. ADR (Switzerland) (AFF)                                          8,835,313
          2,165,000 Focal Communications Corp. (NON)                                                     15,155,000
          6,335,000 Global Crossing Ltd. (NON)                                                           90,669,688
         21,336,300 McLeodUSA, Inc. Class A (NON)                                                       301,375,238
         17,276,100 Metromedia Fiber Network, Inc. Class A (NON)                                        174,920,513
          2,630,600 Nextel Communications, Inc. Class A (NON)                                            65,107,350
          1,870,000 NTL, Inc. (United Kingdom) (NON)                                                     44,763,125
            730,000 Research in Motion Ltd. (Canada) (NON)                                               58,400,000
          6,064,800 Sprint Corp. (PCS Group) (NON)                                                      123,949,350
          2,595,000 TeleCorp PCS, Inc. (NON)                                                             58,063,125
          1,598,200 Time Warner Telecom, Inc. (NON)                                                     101,385,813
          3,710,000 TyCom, Ltd. (Bermuda) (NON)                                                          83,011,250
            666,000 VoiceStream Wireless Corp. (NON)                                                     67,016,250
         20,250,870 XO Communications, Inc. (NON) (AFF)                                                 360,718,623
                                                                                                    ---------------
                                                                                                      1,683,771,779
                                                                                                    ---------------
                    Total Common Stocks (cost $19,753,377,105)                                      $25,308,951,947


SHORT-TERM INVESTMENTS (4.1%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
        $50,000,000 Aegon Funding Corp. effective yield of 6.55%,
                    January 2, 2001 (Netherlands)                                                    $   49,963,611
         75,000,000 Bayerische Hypo-und Vereinsbank AG effective yield of
                    6.51%, February 7, 2001 (Germany)                                                    74,498,187
         52,000,000 BMW U.S. Capital Corp. effective yield of 6.48%,
                    January 2, 2001                                                                      51,962,560
         50,000,000 Ciesco LP effective yield of 6 1/2%, February 9, 2001                                49,647,917
         38,000,000 Corpracion Andina-de-Fomento effective yield of
                    6.6%, February 9, 2001 (United Kingdom)                                              37,735,298
         49,005,000 Corporate Asset Funding Corp. effective yield of
                    6 1/2%, February 8, 2001                                                             48,665,668
         50,000,000 CXC, Inc. effective yield of 6.6%, January 10, 2001                                  49,917,250
         35,000,000 CXC, Inc. effective yield of 6.6%, January 2, 2001                                   34,974,333
         75,000,000 Eureka Securitization, Inc. effective yield of 6.62%,
                    January 10, 2001                                                                     74,875,875
         85,145,000 Falcon Asset Securitization Corp. effective yield of
                    6.6%, January 24, 2001                                                               84,785,972
         75,000,000 General Electric Capital Copr. effective yield of
                    6.55%, January 5, 2001                                                               74,945,417
         70,000,000 National Australia Funding effective yield of 6.6%,
                    January 5, 2001 (Australia)                                                          69,948,667
         71,527,000 Old Line Funding Corp. effective yield of 6.63%,
                    January 12, 2001                                                                     71,381,661
        100,000,000 Park Avenue Receivables Corp. effective yield of
                    6.58%, January 23, 2001                                                              99,597,889
         64,500,000 Sigma Finance, Inc. for an effective yield of 6.57%,
                    January 29, 2001                                                                     64,170,405
         40,637,000 Thunder Bay Funding, Inc. effective yield of 6.65%,
                    January 9, 2001                                                                      40,576,948
        100,000,000 Verizon Network Funding effective yield of 6.48%,
                    February 6, 2001                                                                     99,352,000
          4,694,000 Interest in $900,000,000 joint repurchase agreement dated December 29, 2000 with Warburg Securities
                    due January 2, 2001 with respect to various U.S.
                    Government obligations -- maturity value of
                    $4,697,338 for an effective yield of 6.40%                                            4,694,000
                                                                                                    ---------------
                    Total Short-Term Investments (cost $1,081,693,658)                              $ 1,081,693,658
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $20,835,070,763) (b)                                    $26,390,645,605
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $26,347,795,639.

  (b) The aggregate identified cost on a tax basis is $20,879,058,655, resulting in gross unrealized appreciation and depreciation of $9,022,938,313 and $3,511,351,363, respectively, or net unrealized appreciation of $5,511,586,950.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at December 31, 2000 was $66,535,526 or 0.3% of net assets.

(AFF) Affiliated Companies (Note 5).

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at December
      31, 2000.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

------------------------------------------------------------------------------
Futures Contracts Outstanding at December 31, 2000

                                  Aggregate Face   Expiration    Unrealized
                    Total Value       Value          Date      Depreciation
------------------------------------------------------------------------------
S&P 500 (Long)     $593,073,750    $603,723,075     Mar-01     $(10,649,325)
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $20,835,070,763) (Note)    $26,390,645,605
-----------------------------------------------------------------------------------------------
Cash                                                                                 15,779,167
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             3,996,191
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               47,320,482
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       80,313,363
-----------------------------------------------------------------------------------------------
Total assets                                                                     26,538,054,808

Liabilities
-----------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                            143
-----------------------------------------------------------------------------------------------
Payable for variation margin                                                          7,959,023
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   873,631
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     40,556,734
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           77,116,260
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                         35,821,979
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                            7,851,717
-----------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                          659,449
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                             14,378
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                               17,993,657
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                1,412,198
-----------------------------------------------------------------------------------------------
Total liabilities                                                                   190,259,169
-----------------------------------------------------------------------------------------------
Net assets                                                                      $26,347,795,639

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                 $21,269,232,600
-----------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                           (123,015,501)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                             (343,346,944)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                      5,544,925,484
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding       $26,347,795,639

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($15,184,214,396 divided by 259,046,590 shares)                                          $58.62
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $58.62)*                                  $62.20
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($8,447,875,757 divided by 154,797,856 shares)**                                         $54.57
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($142,619,250 divided by 2,462,836 shares)**                                             $57.91
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($524,566,777 divided by 9,302,834 shares)                                               $56.39
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $56.39)*                                  $58.44
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($2,048,519,459 divided by 34,223,515 shares)                                            $59.86
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





STATEMENT OF OPERATIONS
Six months ended December 31, 2000 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $40,868)                                   $    20,784,160
-------------------------------------------------------------------------------------------
Interest                                                                         32,530,862
-------------------------------------------------------------------------------------------
Total investment income                                                          53,315,022

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                 78,788,843
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                   20,324,868
-------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                   79,074
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     13,837
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                            24,566,936
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                            48,188,604
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               741,294
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                             2,624,158
-------------------------------------------------------------------------------------------
Other                                                                             6,187,230
-------------------------------------------------------------------------------------------
Total expenses                                                                  181,514,844
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                       (5,184,321)
-------------------------------------------------------------------------------------------
Net expenses                                                                    176,330,523
-------------------------------------------------------------------------------------------
Net investment loss                                                            (123,015,501)
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1, 3 and 5)                             657,079,388
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                 (15,730,297)
-------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                          26,782
-------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currency during the period                                                      (15)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
futures during the period                                                   (12,111,649,664)
-------------------------------------------------------------------------------------------
Net loss on investments                                                     (11,470,273,806)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                       $(11,593,289,307)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                      December 31          June 30
                                                                            2000*             2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                               $  (123,015,501) $  (252,170,660)
--------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                         641,375,873    3,180,295,678
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in foreign currencies      (12,111,649,679)   9,974,138,897
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                   (11,593,289,307)  12,902,263,915
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                         (2,138,416,103)  (1,314,506,964)
--------------------------------------------------------------------------------------------------
   Class B                                                         (1,285,598,144)    (933,682,378)
--------------------------------------------------------------------------------------------------
   Class C                                                            (19,152,205)        (488,124)
--------------------------------------------------------------------------------------------------
   Class M                                                            (76,865,244)     (54,386,506)
--------------------------------------------------------------------------------------------------
   Class Y                                                           (281,875,160)    (125,842,222)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                   4,686,457,462    4,859,855,740
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           (10,708,738,701)  15,333,213,461

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                37,056,534,340   21,723,320,879
--------------------------------------------------------------------------------------------------
End of period (including accumulated net
investment loss of $123,015,501 and $--, respectively)            $26,347,795,639  $37,056,534,340
--------------------------------------------------------------------------------------------------

*Unaudited

 The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                           December 31
operating performance               (Unaudited)                         Year ended June 30
------------------------------------------------------------------------------------------------------------------
                                        2000         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $96.61       $65.61       $57.68       $44.47       $42.99       $29.58
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment loss                     (.23) (c)    (.54) (c)    (.32) (c)    (.25)        (.20) (c)    (.21) (c)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                   (28.30)       38.84        10.13        14.55         2.00        13.62
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                 (28.53)       38.30         9.81        14.30         1.80        13.41
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (9.46)       (7.30)       (1.88)       (1.09)        (.26)          --
------------------------------------------------------------------------------------------------------------------
In excess of net
realized gains                            --           --           --           --         (.06)          --
------------------------------------------------------------------------------------------------------------------
Total distributions                    (9.46)       (7.30)       (1.88)       (1.09)        (.32)          --
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $58.62       $96.61       $65.61       $57.68       $44.47       $42.99
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                (30.47)*      60.49        17.81        32.75         4.26        45.34
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                   $15,184,214  $21,138,863  $11,817,798  $10,163,386   $7,381,624   $4,752,611
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .43*         .86          .93          .98         1.06         1.11
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.26)*       (.64)        (.56)        (.49)        (.48)        (.54)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 29.37*       53.13        76.54        65.21        66.74        36.61
------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                           December 31
operating performance               (Unaudited)                         Year ended June 30
------------------------------------------------------------------------------------------------------------------
                                        2000         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $91.07       $62.51       $55.42       $43.08       $41.96       $29.09
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment loss                     (.46) (c)    (.98) (c)    (.66) (c)    (.62)        (.49) (c)    (.48) (c)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                   (26.58)       36.84         9.63        14.05         1.93        13.35
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                 (27.04)       35.86         8.97        13.43         1.44        12.87
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (9.46)       (7.30)       (1.88)       (1.09)        (.26)          --
------------------------------------------------------------------------------------------------------------------
In excess of net
realized gains                            --           --           --           --         (.06)          --
------------------------------------------------------------------------------------------------------------------
Total distributions                    (9.46)       (7.30)       (1.88)       (1.09)        (.32)          --
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $54.57       $91.07       $62.51       $55.42       $43.08       $41.96
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                (30.69)*      59.53        17.01        31.78         3.50        44.24
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $8,447,876  $12,343,996   $8,382,292   $7,950,848   $6,359,447   $4,254,962
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .73*        1.46         1.60         1.73         1.81         1.87
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.56)*      (1.24)       (1.23)       (1.24)       (1.23)       (1.30)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 29.37*       53.13        76.54        65.21        66.74        36.61
------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
--------------------------------------------------------------
                                    Six months
                                       ended    For the period
Per-share                           December 31  July 26, 1999+
operating performance               (Unaudited)   to June 30
--------------------------------------------------------------
                                        2000         2000
--------------------------------------------------------------
Net asset value,
beginning of period                   $95.94       $65.31
--------------------------------------------------------------
Investment operations
--------------------------------------------------------------
Net investment loss (c)                 (.53)       (1.13)
--------------------------------------------------------------
Net realized and unrealized
gain on investments                   (28.04)       39.06
--------------------------------------------------------------
Total from
investment operations                 (28.57)       37.93
--------------------------------------------------------------
Less distributions:
--------------------------------------------------------------
From net realized gain
on investments                         (9.46)       (7.30)
--------------------------------------------------------------
In excess of net
realized gains                            --           --
--------------------------------------------------------------
Total distributions                    (9.46)       (7.30)
--------------------------------------------------------------
Net asset value,
end of period                         $57.91       $95.94
--------------------------------------------------------------
Total return at
net asset value (%)(a)                (30.73)*      60.14*
--------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------
Net assets, end of period
(in thousands)                      $142,619     $118,720
--------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .81*        1.50*
--------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.63)*      (1.30)*
--------------------------------------------------------------
Portfolio turnover (%)                 29.37*       53.13
--------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                        ended
Per-share                            December 31
operating performance                (Unaudited)                        Year ended June 30
------------------------------------------------------------------------------------------------------------------
                                        2000         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $93.63       $64.05       $56.65       $43.91       $42.66       $29.51
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment loss                     (.43) (c)    (.93) (c)    (.58) (c)    (.49)        (.40) (c)    (.40) (c)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                   (27.35)       37.81         9.86        14.32         1.97        13.55
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                 (27.78)       36.88         9.28        13.83         1.57        13.15
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (9.46)       (7.30)       (1.88)       (1.09)        (.26)          --
------------------------------------------------------------------------------------------------------------------
In excess of net
realized gains                            --           --           --           --         (.06)          --
------------------------------------------------------------------------------------------------------------------
Total distributions                    (9.46)       (7.30)       (1.88)       (1.09)        (.32)          --
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $56.39       $93.63       $64.05       $56.65       $43.91       $42.66
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                (30.64)*      59.71        17.19        32.09         3.75        44.56
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $524,567     $770,194     $491,209     $444,325     $337,535     $210,404
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .68*        1.36         1.43         1.48         1.56         1.64
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.51)*      (1.14)       (1.06)        (.99)        (.98)       (1.06)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 29.37*       53.13        76.54        65.21        66.74        36.61
------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                           December 31
operating performance               (Unaudited)                         Year ended June 30
------------------------------------------------------------------------------------------------------------------
                                        2000         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $98.28       $66.49       $58.28       $44.82       $43.21       $29.66
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment loss (c)                 (.12)        (.34)        (.19)        (.13)        (.09)        (.11)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                   (28.84)       39.43        10.28        14.68         2.02        13.66
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                 (28.96)       39.09        10.09        14.55         1.93        13.55
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (9.46)       (7.30)       (1.88)       (1.09)        (.26)          --
------------------------------------------------------------------------------------------------------------------
In excess of net
realized gains                            --           --           --           --         (.06)          --
------------------------------------------------------------------------------------------------------------------
Total distributions                    (9.46)       (7.30)       (1.88)       (1.09)        (.32)          --
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $59.86       $98.28       $66.49       $58.28       $44.82       $43.21
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                (30.38)*      60.88        18.11        33.05         4.54        45.68
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $2,048,519   $2,684,761   $1,032,022     $476,037     $254,126     $118,640
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .31*         .61          .68          .73          .81          .86
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.14)*       (.39)        (.32)        (.24)        (.23)        (.29)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 29.67*       53.13        76.54        65.21        66.74        36.61
------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.



NOTES TO FINANCIAL STATEMENTS
December 31, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam New Opportunities Fund ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The fund seeks capital appreciation by investing principally in common stocks of companies in sectors of the economy which, in the judgment of Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC possess above-average, long-term growth potential.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a higher ongoing distribution fee than Class B shares and class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Management.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended December 31, 2000, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, and 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, 0.43% of the next $5 billion, 0.42% of the next $5 billion, 0.41% of the next $5 billion, 0.40% of the next $5 billion, and 0.39% of the next $5 billion, 0.38% of the next $8.5 billion and 0.37% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At December 31, 2000, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended, December 31, 2000 the fund's expenses were reduced by $5,184,321 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $9,035 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 0.85%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the six months ended December 31, 2000, Putnam Retail Management, Inc., acting as underwriter received net commissions of $2,767,781 and $84,286 from the sale of class A and class M shares, respectively, and received $3,466,163 and $32,908 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended December 31, 2000, Putnam Retail Management, Inc., acting as underwriter received $42,816 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended December 31, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $10,180,665,351 and $9,628,296,664, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At December 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended December 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 32,437,679     $ 2,750,315,208
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               31,454,830       2,037,961,208
---------------------------------------------------------------------------
                                            63,892,509       4,788,276,416

Shares
repurchased                                (23,655,719)     (1,995,829,130)
---------------------------------------------------------------------------
Net increase                                40,236,790     $ 2,792,447,286
---------------------------------------------------------------------------

                                                  Year ended June 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 72,591,101     $ 6,479,545,574
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               15,450,176       1,255,170,146
---------------------------------------------------------------------------
                                            88,041,277       7,734,715,720

Shares
repurchased                                (49,365,989)     (4,178,555,133)
---------------------------------------------------------------------------
Net increase                                38,675,288     $ 3,556,160,587
---------------------------------------------------------------------------

                                        Six months ended December 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 11,785,305      $  931,979,909
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               18,728,339       1,130,253,582
---------------------------------------------------------------------------
                                            30,513,644       2,062,233,491

Shares
repurchased                                (11,258,033)       (856,576,992)
---------------------------------------------------------------------------
Net increase                                19,255,611      $1,205,656,499
---------------------------------------------------------------------------

                                                  Year ended June 30, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 18,928,179     $ 1,574,034,629
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               10,607,897         815,111,339
---------------------------------------------------------------------------
                                            29,536,076       2,389,145,968

Shares
repurchased                                (28,083,935)     (2,351,741,945)
---------------------------------------------------------------------------
Net increase                                 1,452,141     $    37,404,023
---------------------------------------------------------------------------

                                        Six months ended December 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,190,052        $ 99,666,628
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  259,801          16,637,667
---------------------------------------------------------------------------
                                             1,449,853         116,304,295

Shares
repurchased                                   (224,444)        (15,667,253)
---------------------------------------------------------------------------
Net increase                                 1,225,409        $100,637,042
---------------------------------------------------------------------------

                                              For the period July 26, 1999
                                           (commencement of operations) to
                                                             June 30, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,291,349        $117,360,127
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    5,221             422,953
---------------------------------------------------------------------------
                                             1,296,570         117,783,080

Shares
repurchased                                    (59,143)         (5,563,414)
---------------------------------------------------------------------------
Net increase                                 1,237,427        $112,219,666
---------------------------------------------------------------------------

                                        Six months ended December 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    791,286        $ 65,252,486
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,169,221          72,889,198
---------------------------------------------------------------------------
                                             1,960,507         138,141,684

Shares
repurchased                                   (883,410)        (71,951,207)
---------------------------------------------------------------------------
Net increase                                 1,077,097        $ 66,190,477
---------------------------------------------------------------------------

                                                  Year ended June 30, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,159,752       $ 175,108,567
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  650,665          51,370,000
---------------------------------------------------------------------------
                                             2,810,417         226,478,567

Shares
repurchased                                 (2,253,393)       (178,919,840)
---------------------------------------------------------------------------
Net increase                                   557,024       $  47,558,727
---------------------------------------------------------------------------

                                        Six months ended December 31, 2000
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  7,645,129       $ 675,004,581
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                4,261,446         281,875,160
---------------------------------------------------------------------------
                                            11,906,575         956,879,741

Shares
repurchased                                 (5,001,262)       (435,353,583)
---------------------------------------------------------------------------
Net increase                                 6,905,313       $ 521,526,158
---------------------------------------------------------------------------

                                                  Year ended June 30, 2000
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 20,748,825      $1,902,139,962
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,525,241         125,842,222
---------------------------------------------------------------------------
                                            22,274,066       2,027,982,184

Shares
repurchased                                (10,477,817)       (921,469,447)
---------------------------------------------------------------------------
Net increase                                11,796,249      $1,106,512,737
---------------------------------------------------------------------------

Note 5
Transactions with Affiliated Companies

Transactions during the year with companies in which the fund owned at least 5% of the voting securities were as follows:

                                              Purchase               Sales            Dividend              Market
Affiliates                                        cost                cost              Income               Value
-------------------------------------------------------------------------------------------------------------------
Apogent Technologies, Inc.*               $ 17,108,581                 $--                 $--      $  125,870,000
Bed Bath & Beyond, Inc.                      8,354,063                  --                  --         363,683,250
Carrier 1 Intl. S.A. ADR
(Switzerland)                                3,395,327                  --                  --           8,835,313
Citadel Communications Corp.                 3,469,500                  --                  --          32,016,000
Galileo Technology, Ltd.                    56,487,899                  --                  --          30,183,300
Intersil Holding Corp.                     104,346,423                  --                  --          52,228,688
Sybron Dental Specialties, Inc.                     --                  --                  --          30,301,813
Transkaryotic Therapies, Inc.                  585,000                  --                  --          42,085,313
XO Communications, Inc.**                   69,173,518                  --                  --         360,718,623
------------------------------------------------------------------------------------------------------------------
  Totals                                  $262,920,311                 $--                 $--      $1,045,922,300
-------------------------------------------------------------------------------------------------------------------

 *Formerly Sybron International, Corp.

**Formerly Nextlink Communications, Inc. Class A



Note 6
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle will not be material to the financial statements.



THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK]  Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES
John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Daniel L. Miller
Vice President and Fund Manager

Jeffrey R. Lindsey
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam New Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRST STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA013-68407  852/358/983/526  2/01


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam New Opportunities Fund
Supplement to semiannual Report dated 12/31/00

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 12/31/00

                                                      NAV
6 months                                            -30.38%
1 year                                              -25.95
5 years                                             114.38
Annual average                                       16.48
10 years                                            808.02
Annual average                                       24.68
Life of fund (since class A inception, 8/31/90)     905.83
Annual average                                       25.01

Share value:                                          NAV
6/30/00                                             $98.28
12/31/00                                            $59.86
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Distributions:       No.      Income      Capital gains       Total
                      1         --            $9.457         $9.457
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Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.